Average Annual Total Returns - NVIT American Funds Global Growth Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	MSCI All Country World Index (reflects no deduction for fees or expenses) 1 Year	MSCI All Country World Index (reflects no deduction for fees or expenses) 5 Years	MSCI All Country World Index (reflects no deduction for fees or expenses) 10 Years
Total	29.93%	15.79%	12.39%	16.25%	12.26%	9.13%